SUBSEQUENT EVENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2024	Mar. 27, 2024	Mar. 11, 2024	Jan. 03, 2024	Jan. 02, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Cash		$ 409,250					$ 120,010	$ 405
Common Stock, Shares, Issued		6,208,935					6,205,506	0
Roth CH Acquisition V Co.
Subsequent Event [Line Items]
Aggregate shares					9,000,000
Aggregate of additional shares					1,000,000
Cash		$ 6,620			$ 5,000,000		$ 200,059	$ 687,471
Common Stock, Shares, Issued						575,000
Roth CH Acquisition V Co. | Private Placement [Member]
Subsequent Event [Line Items]
New plant construction					45,000,000
Roth CH Acquisition V Co. | Net Debt [Member]
Subsequent Event [Line Items]
Debt, Current					37,300,000
Roth CH Acquisition V Co. | Net Debt Lower [Member]
Subsequent Event [Line Items]
Debt, Current					37,300,000
Roth CH Acquisition V Co. | Net Debt Higher [Member]
Subsequent Event [Line Items]
Debt, Current					$ 37,300,000
Subsequent Event [Member] | Roth CH Acquisition V Co.
Subsequent Event [Line Items]
Aggregate shares					9,000,000
Aggregate of additional shares					1,000,000
Earnout shares	500,000
Earnings before interest taxes depreciation and amortization	$ 25,268,000
Cash					$ 5,000,000
Common Stock, Shares, Issued						575,000
Aggregate amount				$ 135,000
Principal amount			$ 600,000
Subsequent Event [Member] | Roth CH Acquisition V Co. | Net Debt [Member]
Subsequent Event [Line Items]
Debt, Current					37,300,000
Subsequent Event [Member] | Roth CH Acquisition V Co. | Net Debt Lower [Member]
Subsequent Event [Line Items]
Debt, Current					37,300,000
New plant construction					45,000,000
Subsequent Event [Member] | Roth CH Acquisition V Co. | Net Debt Higher [Member]
Subsequent Event [Line Items]
Debt, Current					$ 37,300,000